Investment security (Tables)	12 Months Ended
Dec. 31, 2016
Investment security
Schedule of investment security

	As of December 31,
	2015	2016
	RMB	RMB
Balance at the beginning of the year	—	135,952
Purchase on May 6, 2015	172,639	—
Recognition of unrealized loss	(46,480)	(68,309)
Foreign currency transaction adjustments, net of nil tax	9,793	11,655

Balance at the end of the year	135,952	79,298